Prepayment and non-current deposits	12 Months Ended
Dec. 31, 2012
Prepayment and non-current deposits [Text Block]

10. Prepayment and non-current deposits

Included in prepayment and non-current deposits as of December 31, 2011 and 2012 are prepayment for the acquisition of property, plant and equipment and other deposits of RMB16,801,000 and RMB7,469,000 (US$1,199,000), respectively, which are not expected to be utilized or recovered within one year.